Equity	12 Months Ended
Mar. 31, 2020
Disclosure of Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
16.	Equity

No of shares

	Year ended March 31,
	2020	2019	2018
Issued as at April 01	179,144,347	178,684,647	178,530,787
Issued for cash	-	-	-
Issued for consideration other than cash	-	-	-
Exercise of share options	78,900	459,700	153,860
Issued as at March 31	179,223,247	179,144,347	178,684,647

In fiscal 2015, the authorized share capital of the Company was enhanced by an amount of ₹ 189,000. Consequently the authorized share capital is increased to ₹ 2,040,000 divided into 204,000,000 Equity Shares, having a par value ₹ 10 per share.
The holders of ordinary shares are entitled to receive dividends from time to time and are entitled to vote at meetings of the Group. All shares rank equally with regard to Group’s residual assets.

The directors have not recommended any dividend
for paid up Equity Share of ₹ 10 each for the year 2019-20 (2018-19: ₹ 1.2 per paid up Equity share of ₹ 10 each)
.
Cash outflow towards dividend, dividend distribution tax and total outflow for FY 2018-19 are ₹ 185,477 , ₹ 38,125 and ₹ 223,602 respectively.

Also refer note 36 – Issue of share on private basis to existing promoter group and Note 27 – Share-based payment

Share based payment reserve

Share based payment reserve represents the stock compensation expense recognized in the statement of changes in equity.

Other components of equity:

a) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b) Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVTOCI until the investments are derecognized or impaired.

c) Remeasurements of the net defined benefit liability/asset

Remeasurements of the net defined benefit liability/asset represent the cumulative actuarial gain / loss on account of Change in demographic assumptions, change in financial assumption and experience variance and remeasurement in return on plan assets, excluding amounts recognized in net interest expense/ income.